Condensed Statement of Cash Flows - USD ($)		7 Months Ended
	Mar. 02, 2021	Sep. 30, 2021
Cash Flows from Operating Activities:
Net loss	$ (5,138)	$ (265,630)
Adjustments to reconcile net loss to net cash used in operating activities:
Formation costs paid by Sponsor in exchange for issuance of Founder Shares	5,000	5,000
Interest earned on marketable securities held in Trust Account		(3,042)
Changes in operating assets and liabilities:
Prepaid expenses		(897,311)
Accrued expenses		10,314
Net cash used in operating activities	(138)	(1,150,669)
Cash Flows from Investing Activities:
Investment of cash into Trust Account		(250,000,000)
Net cash used in investing activities		(250,000,000)
Cash Flows from Financing Activities
Proceeds from sale of Public Shares, net of underwriting discounts paid		245,600,000
Proceeds from sale of Private Placement Shares		6,400,000
Advance from related party		64,119
Repayment of advances from related party		(25,692)
Proceeds from promissory note – related party	138	300,000
Repayment of promissory note – related party		(300,000)
Payment of offering costs		(368,190)
Net cash provided by financing activities	138	251,670,237
Net Change in Cash		519,568
Cash – Beginning of period (inception)
Cash – End of period		519,568
Non-Cash investing and financing activities:
Offering costs paid by Sponsor in exchange for issuance of Founder Shares		20,000
Deferred underwriting fee payable		$ 7,700,000
Deferred Offering Costs Included In Accrued Offering Costs	5,000
Deferred offering costs paid by Sponsor in exchange for issuance of Class B ordinary shares	$ 20,000